Capital Structure (Details) (USD $)	12 Months Ended		6 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2014	Mar. 19, 2014	Jan. 31, 2007
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares outstanding	342,219	376,387
Preferred stock conversion into Common Stock, shares
Common stock, shares authorized (in shares)	65,000,000	65,000,000
Common stock, par value	$ 0.0001	$ 0.001
Restricted common stock, shares		2,500,000
Shares issued to consultants for services		14,493
Proceeds from sale of common stock	$ 6,501,104	$ 1,000,000
Preferred shares were converted	34,168 preferred shares were converted into 194,758 common shares.
Common stock, voting rights	The Company's Common Stock and has voting rights of 5.877 common shares. The holder of the Series 1 Convertible Preferred Stock has the option to convert the shares to Common Stock at any time. Upon conversion, all accumulated and unpaid dividends were to be paid as additional shares of Common Stock.
Restricted common stock, per share		$ 0.40
Private Placement [Member]
Proceeds from sale of common stock			6,501,100
Number of common stock shares sold			11,820,187
Debt conversion amount	500,000
Common stock issued for conversion of debt, Shares	1,818,182
Common stock issued for conversion of debt	$ 1,000,000
common shares exercise price			$ 0.055
Warrants to purchase common stock			1,773,027
Offering Price			$ 0.55
Series 1 Preferred Stock [Member]
Preferred stock conversion ratio	5.8 shares
Convertible Preferred Stock [Member]
Preferred stock conversion into Common Stock, shares				1,984,870
Series 1 Convertible Preferred Stock
Preferred stock conversion into Common Stock, shares					2,000,000
Dividend rate on Series 1 Convertible Preferred Stock	8.00%
Preferred stock conversion ratio	5.1 shares